Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS:

a.	On July 3, 2018, the SEC issued Wells notices to the Company and its Controlling Shareholders who are also officers and directors, in connection with the previously disclosed ongoing investigation of the SEC into the transaction with Cambridge, the restatement that occurred in May 2016, and financial and business information. The Wells notice indicated that the Staff of the SEC’s Division of Enforcement has made a preliminary determination to recommend that the SEC authorize the institution of an enforcement action against the Company and its Controlling Shareholders that would allege, among others, violations of Section 17(a) of the Securities Act of 1933, Sections 10(b) and 14(a) of the Securities Exchange Act of 1934. A Wells notice is neither a formal allegation of wrongdoing nor a finding that any violations of law have occurred. Rather, it provides the Company and its Controlling Shareholders with an opportunity to respond to issues raised by the SEC and offer their perspective prior to any SEC decision to institute proceedings. On August 10, 2018, the Company and its Controlling Shareholders made Wells submissions in response to the Wells notices. If enforcement action is initiated, this could result in the Company and Messrs. Hurgin and/or Aurovsky being subject to an injunction and cease and desist order from further violations of the securities laws as well as monetary penalties of disgorgement, pre-judgment interest, a civil penalty, and in the case of its Controlling Shareholders only, a bar from serving as an officer or director.

b.	On August 7, 2018, ASCI entered into an amendment to the Reseller Agreement. See Note 5b for additional information.

c.	On August 16, 2018, the Company issued and sold 728,262 ordinary shares in a registered direct offering. In connection with the registered direct offering, the Company issued to the placement agent five-year warrants to purchase 54,620 ordinary shares for at an exercise price of $5.75 per share. See Note 1b for additional information.